United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  09/30/10

Date of Reporting Period:  Quarter ended 6/30/10

Item 1.                      Schedule of Investments

Federated Municipal Ultrashort Fund

Portfolio of Investments

June 30, 2010 (unaudited)

Principal Amount		Value
	Municipal Bonds – 54.7%
	Alabama – 2.4%
$2,035,000	Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,173,075
1,510,000	Alabama Special Care Facilities Financing Authority of Birmingham, Revenue Bonds (Series 2005A), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	1,612,454
2,500,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2012	2,693,975
6,000,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2013	6,639,840
3,920,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009A), 5.00% (United States Treasury COL), 5/1/2014	4,413,920
4,095,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2012	4,412,731
3,485,000	Alabama State Public School & College Authority, Capital Improvement Refunding Bonds (Series 2009B), 5.00%, 5/1/2013	3,856,640
2,025,000	Baldwin County, AL, (Series 2010), 3.00%, 1/1/2012	2,099,459
4,510,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 3.00%, 7/1/2011	4,583,423
3,515,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 3.00%, 7/1/2013	3,620,169
2,440,000	Birmingham, AL Water Works Board, Subordinate Water Revenue Bonds (Series 2009), 4.00%, 7/1/2012	2,553,972
24,750,000	Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery)/(Series B) ARS (Assured Guaranty Corp. INS), 0.940%, 7/2/2010	24,750,000
1,300,000	Huntsville, AL, UT GO Bonds (Series 2009A), 5.00%, 9/1/2011	1,369,160
1,500,000	Huntsville, AL, UT GO Bonds (Series 2009B), 3.00%, 9/1/2011	1,544,850
4,000,000	Mobile, AL IDB, PCRBs (Series 2007A), 4.75% TOBs (Alabama Power Co.), Mandatory Tender 3/19/2012	4,200,400
2,160,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 4.00%, 2/15/2012	2,277,115
2,250,000	Tuscaloosa, AL, GO Warrants (Series 2010-B), 4.00%, 2/15/2013	2,425,343
	TOTAL	75,226,526
	Arizona – 0.9%
2,000,000	Arizona Health Facilities Authority, Revenue Bonds (Series 2008D), 5.00% (Banner Health), 1/1/2011	2,043,300
8,000,000	Arizona Health Facilities Authority, Variable Rate Health Facility Revenue Bonds (Series 2009E), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	8,407,920
1,000,000	Arizona State, COP (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2012	1,083,610
5,000,000	Arizona State, COP (Series 2010A), 5.00% (Assured Guaranty Corp. INS), 10/1/2014	5,602,600
1,000,000	Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2011	1,045,780
1,840,000	Arizona Transportation Board, Transportation Excise Tax Revenue Bonds (Series 2009), 5.00% (Maricopa County, AZ Regional Area Road Fund), 7/1/2012	1,998,240
1,000,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds (Series 2009A), 4.00%, 10/1/2011	1,044,810
1,000,000	Arizona Water Infrastructure Finance Authority, Water Quality Revenue Bonds (Series 2009A), 4.00%, 10/1/2012	1,076,190
2,135,000	Arizona Water Infrastructure Finance Authority, Water Quality Refunding Revenue Bonds (Series 2009A), 4.00%, 10/1/2012	2,297,666
1,100,000	Arizona Water Infrastructure Finance Authority, Water Quality Refunding Revenue Refunding Bonds (Series 2009A), 4.00%, 10/1/2011	1,149,291
2,500,000	Maricopa County, AZ, IDA, Health Facility Revenue Bonds (Series 2009A), 5.00% (Catholic Healthcare West), 7/1/2012	2,652,100
	TOTAL	28,401,507
	Arkansas – 0.5%
15,000,000	Arkansas State, Federal Highway Grant Anticipation & Tax Refunding Revenue Bonds (GO)/(Series 2010), 4.00%, 8/1/2012	16,019,400
775,000	Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	781,533
	TOTAL	16,800,933
	California – 3.4%
11,500,000	California Educational Facilities Authority, Variable Rate Refunding Revenue Bonds (Series 2010B), 1.05% (Loyola Marymount University), 10/1/2015	11,500,000
1,000,000	California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2011	1,025,450

Principal Amount		Value
$1,500,000	California Health Facilities Financing Authority, 5.00% (Adventist Health System/West), 3/1/2012	1,579,170
880,000	California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	881,866
7,000,000	California Health Facilities Financing Authority, Refunding Revenue Bonds, 3.45% TOBs (Stanford Hospital & Clinics), Mandatory Tender 6/15/2011	7,150,500
1,000,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2010	1,004,860
1,145,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 5.00% (Sutter Health), 8/15/2011	1,193,456
2,650,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.00% (St. Joseph Health System), 7/1/2012	2,786,157
3,865,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 4.50% (St. Joseph Health System), 7/1/2013	4,156,962
3,800,000	California Health Facilities Financing Authority, Revenue Bonds (Series 2009B), 5.00% (St. Joseph Health System), 7/1/2014	4,182,546
6,000,000	California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009C), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	6,353,220
11,290,000	California Health Facilities Financing Authority, Variable Rate Health Facility Revenue Bonds (Series 2009G), 5.00% TOBs (Catholic Healthcare West), Mandatory Tender 7/2/2012	11,954,642
10,000,000	California Health Facilities Financing Authority, Variable Rate Refunding Revenue Bonds (Series 2009C), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2014	10,939,900
6,500,000	California Infrastructure & Economic Development Bank, Refunding Revenue Bonds (Series 2007 A-4), 1.65% TOBs (J Paul Getty Trust), Mandatory Tender 4/1/2011	6,549,920
4,100,000	California PCFA, Solid Waste Disposal Refunding Revenue Bonds (Series 1998B), 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2011	4,101,640
7,500,000	California State Department of Water Resources Power Supply Program, Power Supply Revenue Bonds (Series 2010L), 5.00%, 5/1/2012	8,070,525
1,000,000	California State, Economic Recovery Bonds (Series 2008A), 5.00% (California State Fiscal Recovery Fund), 1/1/2011	1,022,410
480,000	California State, Economic Recovery UT GO Bonds (Series 2004A), 5.25% (California State Fiscal Recovery Fund)/(National Public Finance Guarantee Corporation INS), 1/1/2011	491,362
3,895,000	California State, Economic Recovery UT GO Bonds (Series 2004A), 5.25% (California State Fiscal Recovery Fund)/(United States Treasury COL), 1/1/2011	3,991,206
2,625,000	California State, Refunding Economic Recovery Bonds (Series 2009B), 5.00% TOBs (California State Fiscal Recovery Fund), Mandatory Tender 7/1/2014	2,927,558
1,000,000	Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2011	1,016,520
4,000,000	Long Beach Community College District, CA, BANs (Series 2010A), 9.85%, 1/15/2013	4,799,360
4,200,000	San Bernardino County, CA Transportation Authority, Sales Tax Revenue Notes (Series 2009A), 4.00%, 5/1/2012	4,388,622
2,000,000	San Diego, CA Public Facilities Authority, Senior Sewer Refunding Revenue Bonds (Series 2009B), 5.00%, 5/15/2012	2,154,160
2,755,000	San Joaquin County, CA Transportation Authority, Measure K Senior Sales Tax Revenue Notes (Series 2008), 5.00%, 4/1/2011	2,837,705
	TOTAL	107,059,717
	Colorado – 1.1%
110,000	Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	108,801
1,000,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2008C-6), 3.95% TOBs (Catholic Health Initiatives), Mandatory Tender 11/10/2010	1,011,480
4,100,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/11/2014	4,557,027
25,000,000	Colorado Health Facilities Authority, Revenue Bonds (Series 2009B), 5.00% TOBs (Catholic Health Initiatives), Mandatory Tender 11/8/2012	27,022,750
3,105,000	Colorado State Higher Education Capital Construction Lease Purchase Financing Program, COP (Series 2008), 5.00% (United States Treasury COL), 11/1/2010	3,153,127
	TOTAL	35,853,185
	Connecticut – 0.4%
7,800,000	Connecticut Development Authority, PCRBs (Series 1996A), 1.40% TOBs (Connecticut Light & Power Co.), Mandatory Tender 4/1/2011	7,798,206
1,000,000	Connecticut State Development Authority, PCR Refunding Bonds (Series 1996), 5.75% TOBs (United Illuminating Co.), Mandatory Tender 2/1/2012	1,046,210
4,020,000	Connecticut State, Economic Recovery UT GO Notes, 5.00%, 1/1/2014	4,535,083
	TOTAL	13,379,499

Principal Amount			Value
		Delaware – 0.1%
$3,000,000		University of Delaware, Variable Rate Revenue Bonds (Series 2009A), 2.00% TOBs, Mandatory Tender 6/1/2011	3,025,920
		District of Columbia – 0.6%
12,250,000		District of Columbia Income Tax Revenue, Income Tax Secured Refunding Revenue Bonds (Series 2010C), 0.49%, 12/1/2011	12,219,375
2,550,000		District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2012	2,702,617
3,000,000		District of Columbia Revenue, University Refunding Revenue Bonds (Series 2009A), 5.00% (Georgetown University), 4/1/2013	3,250,800
500,000		Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.00%, 7/1/2010	500,060
1,000,000		Washington Metropolitan Area Transit Authority, Gross Revenue Transit Bonds (Series 2009A), 5.00%, 7/1/2011	1,043,670
		TOTAL	19,716,522
		Florida – 4.6%
5,800,000		Broward County, FL, UT GO Bonds, 5.00%, 1/1/2011	5,934,154
54,610	[1]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	21,840
60,000,000		Citizens Property Insurance Corp. FL, (Series A2), 2.00%, 4/21/2011	60,225,000
1,000,000		Florida State Board of Education Lottery, Revenue Bonds (Series 2010A), 5.00%, 7/1/2011	1,044,180
4,000,000		Florida State Board of Education Lottery, Refunding Revenue Bonds (Series 2010C), 2.00%, 7/1/2011	4,056,920
1,365,000		Florida State Board of Education Lottery, Refunding Revenue Bonds (Series 2010C), 3.00%, 7/1/2011	1,398,047
3,375,000		Florida State Board of Education, UT GO Capital Outlay Bonds (Series 2006E), 5.00%, 6/1/2011	3,516,379
2,410,000		Florida State Department of Environmental Protection, Refunding Revenue Bonds (Series 2008A), 5.00% (Assured Guaranty Corp. INS), 7/1/2011	2,517,968
6,105,000		Florida State Turnpike Authority, Refunding Turnpike Revenue Bonds (Series 2008A), 5.00%, 7/1/2011	6,373,803
2,275,000		JEA, FL Electric System, Electric System Subordinated Revenue Bonds (Series 2009B), 5.00%, 10/1/2011	2,388,704
5,000,000		JEA, FL Electric System, Subordinated Revenue Bonds (Series 2009D), 5.00%, 10/1/2011	5,249,900
7,000,000		JEA, FL Electric System, Subordinated Revenue Bonds (Series 2009D), 5.00%, 10/1/2012	7,596,680
12,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.06%, 10/1/2012	12,045,000
5,000,000		Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2009), 1.41%, 10/1/2014	5,012,500
5,000,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2007), 1.80% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2010	4,998,050
6,400,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2004), 1.75% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2011	6,402,496
2,000,000		Orange County, FL, Health Facilities Authority, Hospital Revenue Bonds (Series 2009), 5.00% (Orlando Health, Inc.), 10/1/2013	2,167,260
5,800,000		Pasco County, FL School Board, (Series B) ARS (AMBAC INS), 1.010%, 7/2/2010	5,800,000
7,475,000		St. Petersburg, FL HFA, (Series B) ARS (All Children's Hospital)/(AMBAC INS), 1.020%, 7/2/2010	7,475,000
		TOTAL	144,223,881
		Georgia – 2.3%
2,250,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 4.00%, 11/1/2011	2,330,820
3,000,000		Atlanta, GA Water & Wastewater, Revenue Bonds (Series 2009A), 4.00%, 11/1/2012	3,176,130
4,100,000		Burke County, GA Development Authority, PCRBs (First Series 2008), 4.95% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	4,218,859
2,100,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(National Public Finance Guarantee Corporation INS), Mandatory Tender 4/1/2011	2,157,666
4,165,000		Decatur County-Bainbridge, GA IDA, Revenue Bonds, 4.55% TOBs (John B. Sanifilippo & Son)/(Bank of America N.A. LOC), Mandatory Tender 6/1/2011	4,259,795
8,000,000		East Point, GA, 3.00% TANs, 12/31/2010	8,057,840
2,850,000		Floyd County, GA School District, GO Sales Tax Bonds (Series 2009), 3.00% (GTD by Georgia State), 8/1/2011	2,923,872
2,500,000		Fulton County, GA Facilities Corp., COP (Series 2009), 3.00%, 11/1/2011	2,561,675
1,000,000		Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 4.00%, 6/1/2011	1,032,440
4,000,000		Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Bonds (Series 2009-A), 5.00%, 6/1/2012	4,328,400
8,120,000		Georgia State, UT GO Bonds (Series 2003D), 5.25%, 12/1/2011	8,676,464
8,000,000		Georgia State, UT GO Bonds (Series 2006G), 5.00%, 10/1/2011	8,460,400
5,850,000		Gwinnett County, GA Water and Sewer Authority, Revenue Bonds, 5.00% (United States Treasury PRF 8/1/2012@100)/(Original Issue Yield: 5.10%), 8/1/2020	6,399,490
700,000		Medical Center Hospital Authority, GA, Refunding Revenue Bonds (Series 2007), 5.00% (Spring Harbor at Green Island), 7/1/2012	705,964
2,000,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	2,052,560

Principal Amount		Value
$5,000,000	Monroe County, GA Development Authority, PCRBs (Series 1992A), 6.80% (Oglethorpe Power Corp.), 1/1/2011	5,124,750
1,000,000	Private Colleges & Universities Facilities of GA, Revenue Bonds (Series 2008B), 5.00% (Emory University), 9/1/2011	1,053,400
1,500,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2011	1,570,545
2,300,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2012	2,483,747
1,400,000	Public Gas Partners, Inc., GA, Gas Project Revenue Bonds (Gas Supply Pool No. 1 Series 2009A), 5.00%, 10/1/2013	1,539,482
	TOTAL	73,114,299
	Illinois – 1.8%
2,000,000	Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (Assured Guaranty Municipal Corp. INS), 11/1/2011	2,110,280
8,825,000	Chicago, IL, Refunding UT GO Bonds (2005A), 5.00% (Assured Guaranty Municipal Corp. INS), 1/1/2013	9,658,521
3,000,000	Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.), Mandatory Tender 2/1/2012	3,019,830
10,000,000	Illinois Finance Authority, Revenue Bonds (Series 2010B), 3.00% (Art Institute of Chicago), 7/1/2013	10,189,000
5,130,000	Illinois Finance Authority, Revenue Bonds (Series 2010D), 2.00% (Advocate Health Care Network), 4/1/2011	5,164,474
4,530,000	Illinois State Sales Tax, Sales Tax Revenue Bonds (Junior Obligation Series June 2010), 5.00%, 6/15/2013	4,952,468
3,650,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2012	3,829,069
4,010,000	Illinois State, GO Refunding Bonds (Series February 2010), 5.00%, 1/1/2013	4,293,106
12,600,000	Will & Kendall Counties, IL Community Consolidated School District No. 202, 2.00%, 1/1/2011	12,670,056
	TOTAL	55,886,804
	Indiana – 0.3%
2,750,000	Indiana Health Facility Financing Authority, Revenue Bonds (Series 2005A-4), 5.00% (Ascension Health Subordinate Credit Group), 6/1/2012	2,920,362
1,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2009A), 5.00% (Parkview Health System Obligated Group), 5/1/2011	1,031,050
2,000,000	Indiana State Finance Authority, Hospital Revenue Bonds (Series 2009A), 5.00% (Parkview Health System Obligated Group), 5/1/2012	2,119,780
1,000,000	Jasper County, IN, PCR Refunding Bonds (Series 1994A), 4.15% (Northern Indiana Public Service Company)/(National Public Finance Guarantee Corporation INS), 8/1/2010	1,001,790
1,000,000	Purdue University, IN, Student Fee Bonds (Series 2010Y), 2.00%, 7/1/2011	1,016,200
1,500,000	St. Joseph County, IN, Variable Rate Educational Facilities Revenue Bonds (Series 2005), 3.875% TOBs (University of Notre Dame), Mandatory Tender 3/1/2012	1,555,485
	TOTAL	9,644,667
	Iowa – 0.5%
1,500,000	Iowa Finance Authority, Variable Rate Demand Health Facilities Revenue Bonds (Series 2005A), 5.00% (Iowa Health System)/(Assured Guaranty Corp. INS), 2/15/2012	1,584,510
5,000,000	Iowa Finance Authority, Variable Rate Demand Health Facilities Revenue Bonds (Series 2009F), 5.00% TOBs (Iowa Health System), Mandatory Tender 8/15/2012	5,330,150
7,050,000	Tobacco Settlement Authority, IA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2001B), 5.60% (United States Treasury PRF 6/1/2011@101)/(Original Issue Yield: 5.75%), 6/1/2035	7,427,950
	TOTAL	14,342,610
	Kansas – 0.2%
450,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 3.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2011	464,143
180,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 3.50% (Adventist Health System/Sunbelt Obligated Group), 11/15/2012	189,481
200,000	Kansas State Development Finance Authority, Hospital Revenue Bonds (Series 2009D), 5.00% (Adventist Health System/Sunbelt Obligated Group), 11/15/2013	222,076
520,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 2.00% (Via Christi Health System, Inc.), 11/15/2010	521,919
500,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 3.00% (Via Christi Health System, Inc.), 11/15/2011	512,095
1,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 4.50% (Via Christi Health System, Inc.), 11/15/2012	1,067,060

Principal Amount		Value
$2,000,000	Wichita, KS, Hospital Facilities Refunding & Improvement Revenue Bonds (Series IIIA-2009), 5.00% (Via Christi Health System, Inc.), 11/15/2013	2,190,240
	TOTAL	5,167,014
	Kentucky – 0.8%
500,000	Kentucky EDFA, Hospital Revenue Bonds (Series 2009A), 5.00% (Baptist Healthcare System), 8/15/2010	502,930
1,000,000	Kentucky EDFA, Hospital Revenue Bonds (Series 2009A), 5.00% (Baptist Healthcare System), 8/15/2011	1,046,300
4,465,000	Louisville & Jefferson County, KY Metropolitan Sewer District, 5.00%, 5/15/2011	4,631,187
4,685,000	Louisville & Jefferson County, KY Metropolitan Sewer District, 5.00%, 5/15/2012	5,039,748
15,000,000	Owensboro, KY, GO BANs (Series 2009), 3.25%, 7/1/2012	15,180,750
	TOTAL	26,400,915
	Louisiana – 0.5%
15,000,000	Louisiana State Gas & Fuels, Tax Second Lien Revenue Bonds (Series 2009A-1), 1.06%, 5/1/2043	15,000,000
	Maryland – 0.3%
1,000,000	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2008B), 5.00% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2011	1,050,390
5,000,000	Maryland State, UT GO Bonds (Second Series 2008), 5.00%, 7/15/2011	5,244,150
2,955,000	Maryland State, UT GO Bonds (Series 2006A), 5.00%, 3/1/2013	3,288,029
	TOTAL	9,582,569
	Massachusetts – 4.5%
5,100,000	Brockton, MA Area Transit Authority, 2.00% RANs (GTD by Commonwealth of Massachusetts), 8/6/2010	5,103,417
4,000,000	Commonwealth of Massachusetts, LT GO Construction Loan Bonds (Series C), 5.50% (Assured Guaranty Municipal Corp. INS), 11/1/2011	4,265,200
16,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)/(Series 2010A), 0.69%, 2/1/2013	16,020,000
3,750,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)/(Series 2010A), 0.84%, 2/1/2014	3,754,687
12,000,000	Commonwealth of Massachusetts, Refunding GO Bonds (SIFMA Index Bonds)/(Series 2010A), 0.55%, 2/1/2012	12,000,000
4,175,000	Greater Attleboro-Taunton, MA Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 8/20/2010	4,181,388
6,000,000	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds (Series 2010B), 5.00%, 1/1/2013	6,532,500
10,905,000	Massachusetts HEFA, (Series 2005F) ARS (Partners Healthcare Systems)/(Assured Guaranty Municipal Corp. INS), 0.600%, 7/2/2010	10,905,000
18,880,000	Massachusetts HEFA, (Series 2007G-2) ARS (Partners Healthcare Systems)/(Assured Guaranty Municipal Corp. INS), 0.400%, 7/1/2010	18,880,000
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008 T-2), 4.10% TOBs (Northeastern University), Mandatory Tender 4/19/2012	1,043,360
1,465,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2011	1,539,261
1,000,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2012	1,082,790
3,250,000	Massachusetts HEFA, Revenue Bonds (Series 2008T-1), 4.125% TOBs (Northeastern University), Mandatory Tender 2/16/2012	3,358,160
2,000,000	Massachusetts State Development Finance Agency, Resource Recovery Revenue Bonds (Series 1999B), 3.40% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2012	2,024,160
6,945,000	Massachusetts State HFA, (Series 2009-B), 2.50%, 2/1/2011	7,020,700
10,500,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 4.00%, 9/1/2011	10,812,900
9,000,000	Massachusetts State HFA, Construction Loan Notes (Series 2009D), 5.00%, 9/1/2012	9,621,000
14,940,000	Montachusett, MA Regional Transit Authority, 2.25% RANs (GTD by Commonwealth of Massachusetts), 8/12/2010	14,955,986
8,700,000	Southeastern Massachusetts Regional Transportation Authority, 2.50% RANs (GTD by Commonwealth of Massachusetts), 9/3/2010	8,714,181
	TOTAL	141,814,690
	Michigan – 1.0%
1,365,000	Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital), 7/1/2010	1,365,041
9,500,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999 B-4), 3.75% TOBs (Ascension Health Credit Group), Mandatory Tender 3/15/2012	9,800,960
2,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 2010B), 5.00% (Ascension Health Credit Group), 11/15/2015	2,228,660
2,500,000	Michigan State Strategic Fund, Solid Waste Disposal LT Obligation Refunding Revenue Bonds (Series 2004), 1.00% TOBs (Waste Management, Inc.), Mandatory Tender 8/2/2010	2,500,450

Principal Amount		Value
$14,770,000	Michigan Strategic Fund, Variable Rate LO Refunding Revenue Bonds (Series 2009CT), 3.05% TOBs (Detroit Edison Co.), Mandatory Tender 12/3/2012	15,054,175
	TOTAL	30,949,286
	Minnesota – 0.9%
12,000,000	Bemidji, MN, Temporary Sales Tax UT GO Bonds, 4.50%, 2/1/2012	12,264,360
2,040,000	Chaska, MN ISD No.112, UT GO Bonds, 3.00% (GTD by Minnesota State), 2/1/2011	2,072,375
2,485,000	Chaska, MN ISD No.112, UT GO Bonds, 3.00% (GTD by Minnesota State), 2/1/2012	2,583,654
2,965,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (GTD by Minnesota State), 2/1/2013	3,168,132
3,020,000	Chaska, MN ISD No.112, UT GO Bonds, 3.50% (GTD by Minnesota State), 2/1/2014	3,262,506
1,000,000	Minnesota Agricultural and Economic Development Board, Health Care Facilities Revenue Bonds (Series 2008), 4.00% (Essentia Health Obligated Group)/(Assured Guaranty Corp. INS), 2/15/2012	1,041,830
2,900,000	Minnesota State, UT GO Highway Bonds, 3.00%, 12/1/2011	3,006,488
2,500,000	Stillwater, MN ISD No. 834, UT GO Bonds, 4.00% (GTD by Minnesota State), 2/1/2011	2,553,875
	TOTAL	29,953,220
	Mississippi – 0.5%
3,240,000	Mississippi Development Bank, Marshall County Correctional Facility Refunding Bonds (Series 2008C), 5.00% (Mississippi State Department of Corrections), 8/1/2012	3,536,914
1,200,000	Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections)/(United States Treasury COL), 8/1/2012	1,309,968
10,000,000	Mississippi State, Refunding UT GO Bonds, 5.50%, 9/1/2012	11,029,100
	TOTAL	15,875,982
	Missouri – 0.2%
4,000,000	Kirkwood, MO IDA, Tax-Exempt Mandatory Paydown Securities-50 (Series 2010C-3), 6.50% (Aberdeen Heights Project), 5/15/2015	4,008,760
1,665,000	Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,701,131
	TOTAL	5,709,891
	Nebraska – 0.1%
1,170,000	Nebraska Public Power District, General Revenue Bonds (Series 2008B), 5.00%, 1/1/2012	1,244,354
1,750,000	Omaha, NE, UT GO Bonds, 4.00%, 10/15/2011	1,830,780
1,250,000	Omaha, NE, UT GO Bonds, 5.00%, 10/15/2010	1,267,175
	TOTAL	4,342,309
	Nevada – 0.3%
2,000,000	Clark County, NV Airport System, Revenue Bonds (Senior Series 2008E), 5.00%, 7/1/2010	2,000,200
2,350,000	Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	2,460,802
1,680,000	Clark County, NV, LT GO Bond Bank Bonds (Series 2000), 6.00% (United States Treasury COL), 7/1/2010	1,680,269
720,000	Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 4.20% (Summerlin-Mesa SID No. 151), 8/1/2011	702,281
1,475,000	Henderson, NV, LID No. T-16 LT Obligation Improvement Bonds, 4.50% (Falls at Lake Las Vegas LID No. T-16), 3/1/2011	1,415,676
755,000	Henderson, NV, LID No. T-17 LT Obligation Improvement Bonds, 4.15% (Madeira Canyon LID No. T-17), 9/1/2010	754,743
	TOTAL	9,013,971
	New Hampshire – 0.2%
5,000,000	New Hampshire Business Finance Authority, PCR Refunding Bonds (Series 2010A), 4.50% TOBs (United Illuminating Co.), Mandatory Tender 7/1/2015	5,112,350
	New Jersey – 2.5%
13,908,053	Aberdeen Township, NJ, UT GO Notes, 2.25% BANs, 7/23/2010	13,917,650
2,250,000	Atlantic County Utilities Authority, NJ, Sewer Refunding Revenue Bonds (Series 2009), 4.00% (Assured Guaranty Corp. INS), 1/15/2011	2,286,562
1,500,000	Atlantic County Utilities Authority, NJ, Sewer Refunding Revenue Bonds (Series 2009), 5.00% (Assured Guaranty Corp. INS), 1/15/2012	1,589,010
3,983,980	Clifton, NJ Board of Education, 3.50% GANs, 7/6/2010	3,984,538
4,625,000	Gloucester County, NJ Improvement Authority, Resource Recovery Refunding Revenue Bonds (Series 1999A), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	4,651,501
1,000,000	Gloucester County, NJ Improvement Authority, Resource Recovery Refunding Revenue Bonds (Series 1999A), 3.375% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	1,011,500

Principal Amount		Value
$22,000,000	New Brunswick, NJ Parking Authority, Subordinate Project Notes GTD by City of New Brunswick, NJ, 3.00% BANs, 12/15/2010	22,109,120
1,000,000	New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State)/(United States Treasury COL), 3/1/2011	1,031,540
7,900,000	Passaic, NJ, General Improvement and Sewer Utility Bonds, 3.50% BANs, 8/6/2010	7,908,769
5,950,000	Rahway, NJ Redevelopment Agency, Tax-Exempt City-Secured Arts District Extension Project Notes (Series 2009), 2.75% GANs (Rahway, NJ), 9/15/2010	5,963,685
2,745,050	Seaside Heights Borough, NJ, 1.50% BANs, 2/4/2011	2,752,901
2,882,500	Trenton, NJ, General Improvement Notes, 3.50% BANs, 12/10/2010	2,893,655
1,710,380	Trenton, NJ, Water Utility Notes, 3.00% BANs, 7/15/2010	1,710,842
2,451,605	Trenton, NJ, Water Utility Notes, 3.50% BANs, 7/15/2010	2,452,512
5,000,000	Ventnor, NJ, (Series 2009A), 2.25% BANs, 7/21/2010	5,002,650
	TOTAL	79,266,435
	New Mexico – 0.2%
2,000,000	Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS), Mandatory Tender 8/1/2012	2,001,300
1,370,000	Massachusetts HEFA, Revenue Bonds (Series 2008R), 5.00% (Northeastern University), 10/1/2010	1,384,974
4,000,000	New Mexico State Finance Authority, State Transportation Refunding Revenue Bonds (Series 2009A), 5.00%, 6/15/2011	4,175,600
	TOTAL	7,561,874
	New York – 4.2%
600,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2011	621,618
2,000,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2012	2,150,880
2,000,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2013	2,211,500
1,500,000	Erie County, NY IDA, School Facility Revenue Bonds (Series 2009A), 5.00% (Buffalo, NY City School District), 5/1/2014	1,685,055
4,395,000	Evans, NY, 2.50% BANs, 10/7/2010	4,405,108
8,520,000	Gilbertsville-Mount Upton, NY CSD, 2.25% BANs, 6/30/2011	8,632,293
3,635,000	McGraw, NY CSD, 2.75% BANs, 7/9/2010	3,636,054
3,000,000	Monroe County, NY, Public Improvement Bonds (Series 2009A), 3.75% (Assured Guaranty Corp. INS), 6/1/2011	3,075,540
8,325,000	Monroe County, NY, UT GO Notes, 3.50% BANs, 7/14/2010	8,328,580
4,000,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2011	4,131,560
1,500,000	Nassau County, NY, Refunding UT GO Bonds (Series 2009E), 4.00%, 6/1/2012	1,594,260
9,500,000	New York City, NY, (Series C-4) ARS (Assured Guaranty Corp. INS), 0.550%, 7/2/2010	9,500,000
5,000,000	New York City, NY, UT GO Bonds (Series 2009H-1), 5.00%, 3/1/2013	5,505,100
6,355,000	New York State Dormitory Authority, Revenue Bonds (Series 2009C), 4.00% (School District Financing Program), 10/1/2011	6,626,486
10,000,000	New York State Dormitory Authority, Third General Resolution Revenue Bonds (Series 2002B), 5.25% TOBs (State University of New York), Mandatory Tender 5/15/2012	10,753,600
5,000,000	New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2004A), 2.50% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	5,015,850
17,000,000	New York State Thruway Authority, General Revenue BANs (Series 2009A), 4.00%, 7/15/2011	17,621,520
7,501,000	Sleepy Hollow, NY, (Series 2009C), 2.50% BANs, 8/13/2010	7,513,452
12,552,000	South Jefferson, NY CSD, 2.00% BANs, 6/24/2011	12,648,525
2,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 4.00%, 11/15/2011	2,095,160
2,000,000	Triborough Bridge & Tunnel Authority, NY, General Revenue Bonds (Series 2008C), 5.00%, 11/15/2010	2,035,340
13,125,000	Worcester, NY CSD, 2.00% BANs, 6/24/2011	13,160,044
	TOTAL	132,947,525
	North Carolina – 0.7%
2,500,000	Charlotte, NC, UT GO Bonds, 5.00%, 8/1/2011	2,626,075
1,000,000	Mecklenburg County, NC, Refunding UT GO Bonds (Series 2009A), 4.00%, 8/1/2011	1,039,710
500,000	New Hanover County, NC, GO Refunding Bonds (Series 2009A), 3.00%, 12/1/2011	517,925
2,000,000	New Hanover County, NC, GO Refunding Bonds (Series 2009A), 5.00%, 12/1/2012	2,207,980
1,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2012	1,057,350
1,200,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 2009A), 5.00%, 1/1/2013	1,300,632
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	2,178,540

Principal Amount		Value
$1,000,000	North Carolina Medical Care Commission, Hospital Refunding Revenue Bonds (Series 2010), 5.00% (North Carolina Baptist), 6/1/2013	1,096,290
1,500,000	North Carolina Municipal Power Agency No. 1, Revenue Bonds (Series 2008C), 5.00% (United States Treasury COL), 1/1/2011	1,535,625
3,265,000	North Carolina State University at Raleigh, General Revenue Bonds (Series 2008B), 5.00%, 10/1/2010	3,303,984
2,000,000	North Carolina State, Public Improvement UT GO Bonds (Series 2005A), 5.50%, 3/1/2011	2,069,680
2,000,000	North Carolina State, Refunding UT GO Bonds (Series 2003E), 5.00%, 2/1/2012	2,144,580
2,000,000	North Carolina State, UT GO Refunding Bonds (Series E), 5.00%, 2/1/2013	2,217,020
	TOTAL	23,295,391
	Ohio – 2.0%
1,000,000	Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,028,670
2,085,000	Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2011	2,089,107
6,000,000	Ohio Air Quality Development Authority, PCR Refunding Bonds (Series 2009-B), 5.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 3/1/2011	6,153,240
2,900,000	Ohio Air Quality Development Authority, PCR Refunding Revenue Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	2,923,142
8,000,000	Ohio State Air Quality Development Authority, Air Quality Refunding Revenue Bonds (Series 2009A), 3.875% TOBs (Columbus Southern Power Company), Mandatory Tender 6/1/2014	8,258,960
12,150,000	Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-D), 4.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 8/1/2012	12,826,877
3,000,000	Ohio State Higher Educational Facility Commission, Higher Educational Facility Revenue Bonds (Series 2009), 5.00% (Oberlin College), 10/1/2014	3,424,320
3,000,000	Ohio State Water Development Authority, 1.50% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2010	3,000,480
1,200,000	Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2012	1,252,644
1,750,000	Ohio State, Hospital Revenue Bonds (Series 2008A), 4.00% (Cleveland Clinic), 1/1/2013	1,852,200
5,500,000	Ohio Water Development Authority, PCR Refunding Revenue Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	5,543,890
3,000,000	Ohio Water Development Authority, Solid Waste Revenue Bonds (Series 2004), 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 1/2/2013	3,003,240
12,230,000	Richland County, OH, 3.50% BANs, 1/11/2011	12,305,337
	TOTAL	63,662,107
	Oklahoma – 0.2%
1,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 3.00% (Putnam City Public Schools), 3/1/2011	1,011,230
3,825,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 3.50% (Putnam City Public Schools), 3/1/2012	3,937,799
1,000,000	Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2010), 4.00% (Putnam City Public Schools), 3/1/2013	1,052,730
	TOTAL	6,001,759
	Oregon – 0.1%
2,040,000	Eugene, OR Electric Utility System, Revenue & Refunding Bonds (Series 2008), 4.00%, 8/1/2010	2,046,467
	Pennsylvania – 4.5%
13,200,000	Allegheny County, PA HDA, Adjustable Rate Hospital Revenue Bonds (Series 2010F), 1.36% (UPMC Health System), 5/15/2038	13,200,000
2,040,000	Allegheny County, PA HDA, Hospital Revenue Bonds (Series 2008B), 5.00% (UPMC Health System), 6/15/2011	2,122,212
5,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2008A), 5.00% (UPMC Health System), 9/1/2011	5,243,900
3,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 3.00% (UPMC Health System), 5/15/2011	3,058,650
5,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 4.00% (UPMC Health System), 5/15/2012	5,252,150
10,000,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2013	10,921,900
4,125,000	Allegheny County, PA HDA, Revenue Bonds (Series 2010A), 5.00% (UPMC Health System), 5/15/2015	4,575,409
2,180,000	Allegheny County, PA, GO Bonds (Series C-63), 3.00%, 11/1/2011	2,237,116
6,970,000	Allegheny County, PA, GO Bonds (Series C-63), 5.00%, 11/1/2012	7,529,970
7,000,000	Beaver County, PA IDA, PCR Refunding Revenue Bonds (Series 2008B), 3.00% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 4/2/2012	7,055,860
10,900,000	Bucks County, PA IDA, Solid Waste Revenue Bonds, 2.88% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2013	10,948,505

Principal Amount			Value
$8,350,000		Pennsylvania EDFA, Exempt Facilities Refunding Revenue Bonds (Series 2009A), 5.00% TOBs (Exelon Generation Co. LLC), Mandatory Tender 6/1/2012	8,830,626
6,000,000		Pennsylvania EDFA, PCR Refunding Bonds (Series 2008), 4.85% TOBs (PPL Electric Utilities Corp.), Mandatory Tender 10/1/2010	6,031,800
3,035,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2006), 2.75% (Waste Management, Inc.), 9/1/2013	3,051,268
19,955,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, 2.625% TOBs (Waste Management, Inc.), Mandatory Tender 12/3/2012	20,011,672
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2008B), 5.00% (University of Pennsylvania Health System), 8/15/2013	1,108,900
4,170,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.00% (UPMC Health System), 5/15/2011	4,247,270
3,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.50% (UPMC Health System), 5/15/2012	3,120,180
7,905,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2010E), 3.50% (UPMC Health System), 5/15/2013	8,288,867
12,070,000		Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2009C), 1.36%, 12/1/2014	12,070,000
2,410,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 1.011% (Guthrie Healthcare System, PA), 12/1/2017	2,009,337
2,100,000		University of Pittsburgh, University Refunding Bonds (Series 2009A), 5.00%, 9/15/2011	2,215,227
		TOTAL	143,130,819
		South Carolina – 0.9%
3,000,000		Jasper County, SC, Special Source Revenue (Series 2010), 2.35% BANs, 2/11/2011	3,000,300
5,960,000		South Carolina Jobs-EDA, Hospital Revenue Bonds (Floating Rate Notes), 1.06% TOBs (Palmetto Health Alliance) Mandatory Tender, 8/1/2013	5,647,100
15,402,000		South Carolina State Housing Finance & Development Authority, Multifamily Rental Housing Revenue Bonds (Series 2008), 1.15% TOBs (GE Funding Capital Market Services, Inc.)/(GTD by GE Capital Corp.), Mandatory Tender 9/1/2010	15,419,712
5,285,000		South Carolina State Public Service Authority (Santee Cooper), Refunding Revenue Obligations (Series 2009A), 5.00%, 1/1/2012	5,631,538
		TOTAL	29,698,650
		Tennessee – 0.4%
4,500,000		Lewisburg, TN IDB, Solid Waste Disposal Revenue Bonds (Series 2006), 2.50% (Waste Management, Inc.), 7/1/2012	4,512,690
500,000	[2]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2011	429,950
460,000	[2]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2012	395,554
1,000,000	[2]	Sumner County, TN Health, Educational & Housing Facilities Board, Hospital Revenue & Refunding Improvement Bonds (Series 2007A), 5.25% (Sumner Regional Health Systems, Inc.), 11/1/2013	859,900
5,585,000		Tennessee State, GO Bonds (Series 2009A), 4.00%, 5/1/2012	5,945,288
		TOTAL	12,143,382
		Texas – 3.8%
1,500,000		Austin, TX, Water and Wastewater System Refunding Revenue Bonds (Series 2008A), 3.00%, 11/15/2011	1,550,790
6,500,000		Dallas, TX ISD, UT GO Refunding Bonds (Series 2009), 4.00%, 2/15/2011	6,644,885
2,000,000		Dallas-Fort Worth, TX International Airport, Joint Refunding Revenue Bonds (Series 2009A), 4.00%, 11/1/2011	2,085,140
2,000,000		Dallas-Fort Worth, TX International Airport, Joint Refunding Revenue Bonds (Series 2009A), 4.00%, 11/1/2012	2,128,600
1,855,000		Grapevine, TX, Combination Tax & Tax Increment Reinvestment Zone Number One Refunding Revenue Bonds (Series 2009A), 3.00%, 2/15/2011	1,883,845
1,540,000		Grapevine, TX, Combination Tax & Tax Increment Reinvestment Zone Number One Refunding Revenue Bonds (Series 2009A), 4.25%, 2/15/2012	1,626,440
3,170,000		Grapevine, TX, Refunding LT GO Bonds (Series 2009), 3.00%, 2/15/2011	3,219,293
4,345,000		Grapevine, TX, Refunding LT GO Bonds (Series 2009), 5.00%, 2/15/2012	4,641,416
1,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 2003D), 4.55% (Waste Management, Inc.), 4/1/2012	1,026,630
2,300,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B), 5.25% (Methodist Hospital, Harris County, TX), 12/1/2012	2,509,047
3,400,000		Harris County, TX HFDC, (Series A-3) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 0.998%, 7/1/2010	3,400,000
4,700,000		Harris County, TX HFDC, (Series A-4) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 0.998%, 7/1/2010	4,700,000
4,450,000		Harris County, TX HFDC, (Series A-5) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 0.998%, 7/1/2010	4,450,000
17,500,000		Harris County, TX HFDC, (Series A-6) ARS (Christus Health System)/(Assured Guaranty Municipal Corp. INS), 0.998%, 7/1/2010	17,500,000
1,000,000		Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 4.00%, 10/1/2010	1,009,420
1,250,000		Harris County, TX, Permanent Improvement Refunding LT GO Bonds (Series 2008B), 5.00%, 10/1/2011	1,320,638

Principal Amount		Value
$1,000,000	Harris County, TX, Refunding UT GO Bonds (Series 2008A), 5.00% (United States Treasury COL), 8/15/2010	1,005,890
3,500,000	Houston, TX Combined Utility System, First Lien Refunding Revenue Bonds (Series 2004C-2B), 5.00% TOBs (AMBAC INS), Mandatory Tender 5/15/2011	3,620,925
500,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 20008), 5.00% (LCRA Transmission Services Corp.), 5/15/2011	518,430
500,000	Lower Colorado River Authority, TX, Refunding Revenue Bonds (Series 2008), 5.00% (LCRA Transmission Services Corp.)/(Berkshire Hathaway Assurance Corp. INS), 5/15/2011	519,690
6,825,000	Lubbock, TX HFDC, Variable Rate Refunding Revenue Bonds (Series 2008A), 3.05% TOBs (St. Joseph Health System), Mandatory Tender 10/16/2012	6,927,307
1,000,000	San Antonio, TX Water System, Junior Lien Refunding Revenue Bonds (Series 2010), 3.00%, 5/15/2012	1,043,300
1,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp., Retirement Facilities Revenue Bonds (Series 2007), 5.25% (Buckingham Senior Living Community), 11/15/2010	998,160
635,000	Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 0.76% (GTD by JPMorgan Chase & Co.), 9/15/2010	632,619
5,000,000	Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2009A), 4.00% (Texas State), 10/1/2011	5,221,450
6,415,000	Texas State Public Finance Authority, Refunding UT GO Bonds (Series 2009A), 5.00% (Texas State), 10/1/2012	7,041,040
7,250,000	Texas State Public Finance Authority, UT GO Bonds (Series 2008A), 5.00% (Texas State), 10/1/2010	7,336,565
7,150,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010A), 5.00% (Texas State), 10/1/2013	8,060,552
14,060,000	Texas State Public Finance Authority, UT GO Refunding Bonds (Series 2010B), 5.00% (Texas State), 10/1/2013	15,850,541
1,500,000	Texas State Transportation Commission, First Tier Revenue Bonds, 5.00%, 4/1/2011	1,551,345
	TOTAL	120,023,958
	Utah – 1.1%
3,300,000	Box Elder County, UT, PCRBs (Series 1984), 1.90% TOBs (Nucor Corp.), Optional Tender 10/1/2010	3,301,848
3,000,000	Intermountain Power Agency, UT, Subordinated Power Supply Refunding Revenue Bonds (Series 2008A), 5.25%, 7/1/2011	3,140,640
5,000,000	Intermountain Power Agency, UT, Subordinated Supply Refunding Revenue Bonds (Series 2009A), 4.00%, 7/1/2010	5,000,500
2,765,000	Intermountain Power Agency, UT, Subordinated Supply Refunding Revenue Bonds (Series 2009A), 5.00%, 7/1/2011	2,887,738
3,000,000	Intermountain Power Agency, UT, Subordinated Supply Refunding Revenue Bonds (Series 2009A), 5.00%, 7/1/2012	3,239,220
1,400,000	Riverton, UT Hospital Revenue Authority, Hospital Revenue Bonds (Series 2009), 5.00% (IHC Health Services, Inc.), 8/15/2013	1,544,284
5,320,000	Utah State, GO Bonds (Series 2009C), 3.00%, 7/1/2012	5,589,086
10,600,000	Utah State, UT GO Bonds (Series 2003A), 5.00%, 7/1/2012	11,558,240
	TOTAL	36,261,556
	Virginia – 2.4%
2,540,000	Fairfax County, VA Sewer Revenue, Revenue Bonds (Series 2009), 5.00%, 7/15/2012	2,773,528
4,275,000	Hopewell, VA, Sewer System Revenue Bonds (Series 2009), 4.00%, 11/15/2012	4,435,184
3,000,000	Louisa, VA IDA, PCR Refunding Bonds (Series 2008C), 5.00% TOBs (Virginia Electric & Power Co.), Mandatory Tender 12/1/2011	3,147,960
7,000,000	Louisa, VA IDA, Solid Waste & Sewage Disposal Revenue Bonds (Series 2000A), 1.375% TOBs (Virginia Electric & Power Co.), Mandatory Tender 4/1/2011	7,000,490
37,690,000	Norfolk, VA, (Series C), 1.50% BANs, 4/1/2011	37,974,182
1,650,000	Virginia College Building Authority, Educational Facilities Revenue Bonds (Series 2009A), 5.00%, 2/1/2012	1,767,579
4,000,000	Virginia Peninsula Port Authority, Refunding Revenue Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2011	4,130,200
2,825,000	Virginia State Public Building Authority, Public Facilities Revenue Bonds (Series 2006B), 5.00%, 8/1/2012	3,084,759
3,290,000	Virginia State Public Building Authority, Public Facilities Revenue Bonds (Series 2009B), 5.00%, 8/1/2011	3,455,553
3,000,000	Virginia State Public School Authority, School Financing Bonds (Series 2009C), 4.00%, 8/1/2012	3,213,720
3,570,000	York County, VA EDA, PCR Refunding Bonds (Series 2009A), 4.05% TOBs (Virginia Electric & Power Co.), Mandatory Tender 5/1/2014	3,759,603
	TOTAL	74,742,758
	Washington – 1.7%
2,165,000	Chelan County, WA Public Utility District No. 1, Consolidated System Subordinate Revenue Notes (Series 2008A), 5.00%, 7/1/2013	2,404,276
1,000,000	Clark County, WA Public Utility District No. 001, Electric System Revenue & Refunding Bonds (Series 2009), 5.00%, 1/1/2011	1,020,780
2,155,000	Clark County, WA Public Utility District No. 001, Electric System Revenue & Refunding Bonds (Series 2009), 5.00%, 1/1/2012	2,283,912
3,140,000	Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2008D), 5.00%, 7/1/2010	3,140,408
3,000,000	Energy Northwest, WA, Project 1 Electric Refunding Revenue Bonds (Series 2008D), 5.00%, 7/1/2011	3,138,600

Principal Amount			Value
$1,585,000		Energy Northwest, WA, Project 3 Electric Refunding Revenue Bonds (Series 2008D), 5.00% (United States Treasury COL), 7/1/2010	1,585,206
7,000,000	[3]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 1.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/1/2010	6,998,530
8,000,000	[3]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 1.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/1/2010	7,997,600
8,025,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2010A), 3.00% (Multicare Health System), 8/15/2010	8,044,421
8,520,000		Washington State Health Care Facilities Authority, Revenue Bonds (Series 2010A), 3.00% (Multicare Health System), 8/15/2011	8,680,176
9,335,000		Washington State, Motor Vehicle Fuel Tax GO Bonds (Series 2010B), 5.00%, 8/1/2012	10,183,178
		TOTAL	55,477,087
		West Virginia – 0.5%
5,000,000		West Virginia EDA, PCR Refunding Revenue Bonds (Series 2008D), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	5,329,150
10,000,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds (Series 2010A), 3.125% TOBs (Ohio Power Co.), Mandatory Tender 4/1/2015	9,940,700
		TOTAL	15,269,850
		Wisconsin – 1.0%
3,750,000		Oak Creek, WI Waterworks System, BANs (Series 2009), 4.00%, 4/1/2011	3,774,037
12,000,000		Wisconsin Health & Educational Facilities Authority, Revenue Bonds (Series 2009B), 4.75% TOBs (Aurora Health Care, Inc.), Mandatory Tender 8/15/2014	12,582,840
1,985,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2010	1,985,159
2,840,000		Wisconsin Public Power System, Power Supply System Revenue Bonds (Series 2008A), 4.00%, 7/1/2011	2,918,157
4,000,000		Wisconsin State Petroleum Inspection Fee, Refunding Revenue Bonds (2009 Series 1), 5.00%, 7/1/2013	4,445,720
2,000,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2013	2,143,860
2,420,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 3.50%, 7/1/2014	2,614,205
750,000		Wisconsin State Transportation, Revenue Bonds (Series 2009A), 4.00%, 7/1/2012	799,140
		TOTAL	31,263,118
		Wyoming – 0.1%
4,200,000		Albany County, WY, PCRBs (Series 1985), 2.50% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2010	4,225,914
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,715,189,230)	1,732,616,917
		SHORT-TERM MUNICIPALS – 45.1%;5
		Alabama – 3.6%
49,000,000		Birmingham, AL Medical Clinic Board, (Series 1991) Weekly VRDNs (University of Alabama Health System)/(SunTrust Bank LOC), 0.430%, 7/7/2010	49,000,000
6,260,000		Gulf Shores, AL Medical Clinic Board, (Series 2007) Weekly VRDNs (Colonial Pinnacle MOB, LLC)/(Regions Bank, Alabama LOC), 1.500%, 7/1/2010	6,260,000
15,500,000		Health Care Authority for Baptist Health, AL, (Series 2008-A) Weekly VRDNs (Regions Bank, Alabama LOC), 1.500%, 7/1/2010	15,500,000
2,280,000		Marshall County, AL, Special Obligation School Refunding Warrant (Series 1994) Weekly VRDNs (Marshall County, AL Board of Education)/(Regions Bank, Alabama LOC), 1.550%, 7/1/2010	2,280,000
6,070,000		Mobile, AL Downtown Redevelopment Authority, (Series 2007) Weekly VRDNs (Lafayette Plaza Hotel)/(Regions Bank, Alabama LOC), 1.500%, 7/1/2010	6,070,000
14,500,000		Mobile, AL Spring Hill College Educational Building Authority, (Series 2007) Weekly VRDNs (Spring Hill College, AL)/(Regions Bank, Alabama LOC), 1.460%, 7/7/2010	14,500,000
18,600,000		Washington County, AL IDA, (Series 2007: Gulf Opportunity Zone Bonds) Weekly VRDNs (Bay Gas Storage Company, Ltd.)/(Regions Bank, Alabama LOC), 1.000%, 7/7/2010	18,600,000
		TOTAL	112,210,000
		Arkansas – 0.2%
6,425,000		Arkansas Development Finance Authority, (Series 2001D) Weekly VRDNs (ChapelRidge of Cabot Housing Associates)/(Regions Bank, Alabama LOC), 1.650%, 7/1/2010	6,425,000
		California – 3.3%
28,600,000		California State, GO Tax Exempt Notes, 0.40% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 7/8/2010	28,600,000

Principal Amount			Value
$15,000,000		California State, GO Tax Exempt Notes, 0.42% CP (CALPERS (California Public Employees Retirement System), CALSTRS (California State Teachers' Retirement System), Credit Agricole Corporate and Investment Bank, Dexia Credit Local, Landesbank Hessen-Thuringen, Royal Bank of Canada, Montreal and Wells Fargo Bank, N.A. LOCs), Mandatory Tender 7/22/2010	15,000,000
48,410,000	[3,4]	California Statewide CDA, ROCs (Series 10424CE) Weekly VRDNs (Daughters of Charity Health System)/(GTD by Citigroup Financial Products, Inc.)/(Citigroup Financial Products, Inc. LIQ), 0.460%, 7/1/2010	48,410,000
11,495,000	[3,4]	San Diego, CA USD, DCL (Series 2008-066) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.560%, 7/1/2010	11,495,000
		TOTAL	103,505,000
		Florida – 3.0%
11,920,000		Brevard County, FL Educational Facilities Authority, (Series B) Weekly VRDNs (Florida Institute of Technology)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 7/1/2010	11,920,000
6,000,000		Florida Higher Educational Facilities Financing Authority, (Series 2008) Weekly VRDNs (Ringling College of Art and Design, Inc.)/(SunTrust Bank LOC), 0.430%, 7/7/2010	6,000,000
32,440,000	[3,4]	Hillsborough County, FL IDA, (Series MT-008) Weekly VRDNs (University Community Hospital)/(GTD by Merrill Lynch & Co., Inc.)/(Merrill Lynch & Co., Inc. LIQ), 0.510%, 7/1/2010	32,440,000
19,070,000		New College of Florida Development Corp., (Series 2006) Weekly VRDNs (SunTrust Bank LOC), 0.430%, 7/7/2010	19,070,000
4,920,000		Tampa, FL, (Series 2000) Weekly VRDNs (Tampa Preparatory School, Inc.)/(SunTrust Bank LOC), 0.440%, 7/7/2010	4,920,000
19,640,000		UCF Health Facilities Corp., Capital Improvement Revenue Bonds (Series 2007) Weekly VRDNs (UCF Health Sciences Campus at Lake Nona)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 7/2/2010	19,640,000
		TOTAL	93,990,000
		Georgia – 2.2%
15,000,000		Albany-Dougherty County, GA Hospital Authority, (Series 2008B) Daily VRDNs (Phoebe Putney Memorial Hospital)/(Regions Bank, Alabama LOC), 1.000%, 7/1/2010	15,000,000
10,850,000		Athens-Clarke County, GA IDA, (Series 2001) Daily VRDNs (University of Georgia Athletic Association)/(SunTrust Bank LOC), 0.270%, 7/1/2010	10,850,000
16,000,000		DeKalb County, GA MFH Authority, (Series 2001) Weekly VRDNs (Signature Station Apartments)/(Regions Bank, Alabama LOC), 1.650%, 7/1/2010	16,000,000
6,400,000		Municipal Electric Authority of Georgia, (Series 1994 E) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.290%, 7/7/2010	6,400,000
19,845,000		Walker, Dade & Catoosa Counties, GA Hospital Authority, (Series 2008) Weekly VRDNs (Hutcheson Medical Center, Inc.)/(Regions Bank, Alabama LOC), 1.500%, 7/1/2010	19,845,000
		TOTAL	68,095,000
		Illinois – 1.0%
8,800,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Reliable Materials Lyons LLC)/(Marshall & Ilsley Bank, Milwaukee LOC), 2.460%, 7/7/2010	8,800,000
11,865,000	[3,4]	Illinois State, (PT-3523) Weekly VRDNs (Dexia Credit Local LIQ), 0.560%, 7/1/2010	11,865,000
10,375,000	[3,4]	Illinois State, (PT-3524) Weekly VRDNs (Dexia Credit Local LIQ), 0.560%, 7/1/2010	10,375,000
		TOTAL	31,040,000
		Indiana – 0.4%
11,760,000		Indiana Health Facility Financing Authority, (Series 2002) Weekly VRDNs (Union Hospital, Inc.)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 7/2/2010	11,760,000
		Kentucky – 1.6%
8,500,000		Boyd County, KY, (Series 2003) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 7/7/2010	8,500,000
9,860,000		Carroll County, KY, (Series 2001) Weekly VRDNs (North American Stainless, LP)/(Fifth Third Bank, Cincinnati LOC), 0.630%, 7/2/2010	9,860,000
25,400,000		Georgetown, KY, (Series 2006) Weekly VRDNs (Georgetown College)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 7/2/2010	25,400,000
8,000,000		Glasgow, KY, (Series 1990) Weekly VRDNs (ACK Controls)/(Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.580%, 7/7/2010	8,000,000
		TOTAL	51,760,000
		Louisiana – 3.3%
1,500,000		Louisiana Public Facilities Authority Daily VRDNs (Air Products & Chemicals, Inc.), 0.420%, 7/1/2010	1,500,000
9,900,000		Louisiana Public Facilities Authority Weekly VRDNs (Grigsby Properties, LLC)/(Regions Bank, Alabama LOC), 1.500%, 7/1/2010	9,900,000
72,400,000		Louisiana Public Facilities Authority, (Series 2008A) Daily VRDNs (Air Products & Chemicals, Inc.), 0.400%, 7/1/2010	72,400,000
20,000,000		St. Tammany Parish Development District, LA, (Series 2008A) Weekly VRDNs (Slidell Development Company, LLC)/(Regions Bank, Alabama LOC), 1.500%, 7/1/2010	20,000,000
		TOTAL	103,800,000

Principal Amount			Value
		Massachusetts – 2.2%
$1,755,000		Massachusetts Development Finance Agency, (Series 2004), 0.90% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 7/12/2010	1,755,000
10,000,000		Massachusetts Development Finance Agency, (Series 2004), 0.90% CP (Nantucket Electric Co.)/(GTD by Massachusetts Electric Co.), Mandatory Tender 7/12/2010	10,000,000
45,550,000		Massachusetts IFA, (Series 1992B), 0.80% CP (New England Power Co.), Mandatory Tender 7/12/2010	45,550,000
11,500,000	[3,4]	Massachusetts State Special Obligation, (PT-3612) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.560%, 7/1/2010	11,500,000
		TOTAL	68,805,000
		Michigan – 3.1%
82,240,000	[3,4]	Detroit, MI City School District, (PT-3480) Weekly VRDNs (Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.510%, 7/1/2010	82,240,000
17,250,000		Michigan Strategic Fund, (Series 2007) Weekly VRDNs (Diocese of Grand Rapids)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 7/2/2010	17,250,000
		TOTAL	99,490,000
		Minnesota – 0.1%
3,000,000		Columbia Heights, MN ISD No. 013, (Series A), 2.00% TANs (GTD by Minnesota State), 8/8/2011	3,040,290
		Mississippi – 3.5%
26,500,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (DDR Gulfport Promenade LLC)/(Regions Bank, Alabama LOC), 1.500%, 7/1/2010	26,500,000
12,750,000		Mississippi Business Finance Corp., (Series 2007) Weekly VRDNs (Gulf Ship, LLC)/(Regions Bank, Alabama LOC), 1.500%, 7/1/2010	12,750,000
66,050,000		Mississippi Business Finance Corp., (Series 2008) Weekly VRDNs (200 Renaissance, LLC)/(Regions Bank, Alabama LOC), 1.500%, 7/1/2010	66,050,000
6,415,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 1.500%, 7/1/2010	6,415,000
		TOTAL	111,715,000
		Missouri – 0.3%
10,350,000	[3,4]	St. Louis, MO, (PT-3584) Weekly VRDNs (Lambert-St. Louis International Airport)/(Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.560%, 7/1/2010	10,350,000
		New Hampshire – 1.1%
4,000,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.90% CP (New England Power Co.), Mandatory Tender 7/12/2010	4,000,000
30,350,000		New Hampshire Business Finance Authority, PCRBs (1990 Series A), 0.90% CP (New England Power Co.), Mandatory Tender 7/13/2010	30,350,000
		TOTAL	34,350,000
		New Jersey – 3.8%
50,855,000	[3,4]	New Jersey EDA, (PT-3824) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 0.560%, 7/1/2010	50,855,000
10,880,000	[3,4]	New Jersey State Transportation Trust Fund Authority, (PT-2572) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.560%, 7/1/2010	10,880,000
10,780,000	[3,4]	New Jersey State Transportation Trust Fund Authority, (PT-3535) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.560%, 7/1/2010	10,780,000
31,740,000	[3,4]	New Jersey State Transportation Trust Fund Authority, (PT-3859) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.560%, 7/1/2010	31,740,000
4,000,000	[3,4]	New Jersey Turnpike Authority, (PT-2493) Weekly VRDNs (GTD by Dexia Credit Local)/(Dexia Credit Local LIQ), 0.560%, 7/1/2010	4,000,000
11,675,000	[3,4]	Washington Township, NJ Board of Education (Mercer County), (PT-2808) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.560%, 7/1/2010	11,675,000
		TOTAL	119,930,000
		New York – 0.2%
4,990,000		Nassau County, NY IDA, (Series 2007) Weekly VRDNs (Jade Corp.)/(Wilmington Trust Co. LOC), 2.750%, 7/1/2010	4,990,000
2,100,000		New York City, NY, (Series 1995B-B4) Weekly VRDNs (Landesbank Hessen-Thuringen LIQ), 0.230%, 7/7/2010	2,100,000
		TOTAL	7,090,000
		North Carolina – 0.5%
2,900,000		Chatham, NC Industrial Facilities & Pollution Control Funding Authority, (Series 2001) Weekly VRDNs (Townsends, Inc.)/(Wilmington Trust Co. LOC), 2.770%, 7/1/2010	2,900,000

Principal Amount			Value
$14,335,000	[3,4]	North Carolina Eastern Municipal Power Agency, (PT-4112) Weekly VRDNs (Dexia Credit Local LIQ)/(Dexia Credit Local LOC), 0.560%, 7/1/2010	14,335,000
		TOTAL	17,235,000
		Ohio – 3.4%
9,000,000		Clinton County, OH Hospital Authority, (Series 2005) Weekly VRDNs (Clinton Memorial Hospital)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 7/2/2010	9,000,000
7,250,000		Delaware County, OH Healthcare Facilities, (Series 2007B) Weekly VRDNs (Willow Brook Christian Communities)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 7/2/2010	7,250,000
4,385,000		Evendale, OH, Tax Increment Revenue Bonds (Series 2009) Weekly VRDNs (Evendale Commons Ltd.)/(Fifth Third Bank, Cincinnati LOC), 0.550%, 7/1/2010	4,385,000
38,625,000		Hancock County, OH, (Series 2004) Weekly VRDNs (Blanchard Valley Regional Health Center)/(Assured Guaranty Municipal Corp. INS)/(Fifth Third Bank, Cincinnati LIQ), 0.450%, 7/1/2010	38,625,000
21,850,000		Montgomery County, OH Hospital Authority, (Series 2008A) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.420%, 7/7/2010	21,850,000
20,000,000		Montgomery County, OH Hospital Authority, (Series 2008B) Weekly VRDNs (Kettering Health Network Obligated Group)/(Assured Guaranty Municipal Corp. INS)/(Dexia Credit Local LIQ), 0.420%, 7/7/2010	20,000,000
6,250,000		Montgomery County, OH, (Series 1998B) Daily VRDNs (Miami Valley Hospital)/(JPMorgan Chase Bank, N.A. LIQ), 0.270%, 7/1/2010	6,250,000
		TOTAL	107,360,000
		Oklahoma – 0.0%
1,000,000		Garfield County, OK Industrial Authority Pollution Control, (Series 1995-A) Weekly VRDNs (Oklahoma Gas and Electric Co.), 0.400%, 7/7/2010	1,000,000
		Pennsylvania – 1.3%
2,170,000		Chester County, PA IDA, (Series A of 2000) Weekly VRDNs (Devault Packing Co., Inc.)/(Wilmington Trust Co. LOC), 2.800%, 7/1/2010	2,170,000
38,005,000		Pennsylvania State Higher Education Facilities Authority, (Series 2007B) Weekly VRDNs (La Salle University)/(Citizens Bank of Pennsylvania LOC), 0.370%, 7/7/2010	38,005,000
		TOTAL	40,175,000
		South Carolina – 0.2%
7,235,000		Hampton County, SC, (Series 2007) Weekly VRDNs (Carolina Soya LLC)/(Wells Fargo Bank, N.A. LOC), 0.610%, 7/1/2010	7,235,000
		Tennessee – 0.6%
6,400,000		Dickson County, TN IDB, (Series 1997) Weekly VRDNs (Jackson Foundation)/(SunTrust Bank LOC), 0.480%, 7/7/2010	6,400,000
2,000,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 1.550%, 7/1/2010	2,000,000
6,070,000		Metropolitan Nashville, TN Airport Authority, (Series 2003) Weekly VRDNs (SunTrust Bank LOC), 0.520%, 7/7/2010	6,070,000
4,855,000		Springfield, TN Health & Educational Facilities Board, (Series 2008) Weekly VRDNs (NorthCrest Medical Center)/(Regions Bank, Alabama LOC), 1.500%, 7/1/2010	4,855,000
		TOTAL	19,325,000
		Texas – 3.3%
8,000,000		Gulf Coast, TX Waste Disposal Authority, Solid Waste Disposal Revenue Bonds (Series 1999) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 7/7/2010	8,000,000
11,000,000		Harris County, TX Education Facilities Finance Corp., (Series 2008E) Daily VRDNs (Young Men's Christian Association of the Greater Houston Area)/(Regions Bank, Alabama LOC), 1.000%, 7/1/2010	11,000,000
10,880,000		Harrison County, TX HFDC, (Series 2006) Weekly VRDNs (Marshall Regional Medical Center)/(Regions Bank, Alabama LOC), 1.750%, 7/1/2010	10,880,000
56,000,000		Oakbend, TX HFDC, (Series 2008) Daily VRDNs (Oakbend Medical Center)/(Regions Bank, Alabama LOC), 1.010%, 7/1/2010	56,000,000
5,000,000		Port Arthur Navigation District, TX IDC, (Series 2000) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 7/7/2010	5,000,000
15,000,000		Port Arthur Navigation District, TX IDC, (Series 2001) Weekly VRDNs (Air Products & Chemicals, Inc.), 0.500%, 7/7/2010	15,000,000
		TOTAL	105,880,000
		Utah – 0.5%
15,500,000		Salt Lake County, UT Solid Waste Disposal, (Series A) Weekly VRDNs (Kennecott Utah Copper Corp.)/(GTD by Rio Tinto PLC), 1.450%, 7/7/2010	15,500,000
		Virginia – 0.3%
9,500,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 1.30% CP (Virginia Electric & Power Co.), Mandatory Tender 7/22/2010	9,500,000

Principal Amount		Value
	West Virginia – 2.1%
$50,745,000	Cabell County, WV, (Series 2007A) Weekly VRDNs (MSH-Marshall LLC)/(Regions Bank, Alabama LOC), 1.500%, 7/1/2010	50,745,000
14,500,000	Grant County, WV County Commission, PCRB (Series 1994), 0.90% CP (Virginia Electric & Power Co.), Mandatory Tender 7/29/2010	14,500,000
	TOTAL	65,245,000
	TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $1,425,810,290)	1,425,810,290
	TOTAL INVESTMENTS — 99.8% (IDENTIFIED COST $3,140,999,520)[6]	3,158,427,207
	OTHER ASSETS AND LIABILITIES - NET — 0.2%[7]	7,229,602
	TOTAL NET ASSETS — 100%	$3,165,656,809

Securities that are subject to the federal alternative minimum tax (AMT) represent 6.7% of the portfolio as calculated based upon total market value.

1	Non-income producing security.
2	On 5/6/2010, a notice was posted that Sumner Regional Health Systems filed for bankruptcy on 4/30/2010. The same notice also included an announcement that LifePoint Hospitals, Inc. planned to purchase the assets of Sumner.
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2010, these restricted securities amounted to $367,936,130, which represented 11.6% of total net assets.
4	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2010, these liquid restricted securities amounted to $352,940,000, which represented 11.1% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Directors, held at June 30, 2010, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 1.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/1/2010	2/25/2010	$7,000,000	$6,998,530
Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2008), 1.00% TOBs (Waste Management, Inc.), Mandatory Tender 9/1/2010	2/25/2010	$8,000,000	$7,997,600
5	Current rate and next reset date shown for Variable Rate Demand Notes.
6	At June 30, 2010, the cost of investments for federal tax purposes was $3,140,992,864. The net unrealized appreciation of investments for federal tax purposes was $17,434,343. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $18,812,429 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,378,086.
7	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at June 30, 2010.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of June 30, 2010, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronyms are used throughout this portfolio:
AMBAC	— American Municipal Bond Assurance Corporation
ARS	— Auction Rate Securities
BANs	— Bond Anticipation Notes
CDA	— Communities Development Authority
COL	— Collateralized
COP	— Certificates of Participation
CP	— Commercial Paper
CSD	— Central School District
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
FGIC	— Financial Guaranty Insurance Company
GANs	— Grant Anticipation Notes
GO	— General Obligation
GTD	— Guaranteed
HDA	— Hospital Development Authority
HEFA	— Health and Education Facilities Authority
HFA	— Housing Finance Authority
HFDC	— Health Facility Development Corporation
IDA	— Industrial Development Authority
IDB	— Industrial Development Bond
IDC	— Industrial Development Corporation
IDRBs	— Industrial Development Revenue Bonds
IFA	— Industrial Finance Authority
INS	— Insured
ISD	— Independent School District
LID	— Local Improvement District
LIQ	— Liquidity Agreement
LOC(s)	— Letter(s) of Credit
LO	— Limited Obligation
LT	— Limited Tax
MFH	— Multi-Family Housing
MMMs	— Money Market Municipals
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PCRBs	— Pollution Control Revenue Bonds
PRF	— Prerefunded
RANs	— Revenue Anticipation Notes
ROCs	— Reset Option Certificates
SID	— Special Improvement District
TANs	— Tax Anticipation Notes
TOBs	— Tender Option Bonds
USD	— Unified School District
UT	— Unlimited Tax
VRDNs	— Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Fixed Income Securities, Inc.

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	August 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date	August 24, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date	August 24, 2010